INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Summary of significant components of the Company's deferred tax assets

December 31,
2021
Deferred tax asset
Net operating loss carryforward	$10,390
Organizational costs/Startup expenses	39,040
Total deferred tax asset	49,430
Valuation allowance	(49,430)
Deferred tax asset, net of allowance	$—

Income tax provision

December 31,
2021
Federal
Current	$—
Deferred	(49,430)
State
Current	$—
Deferred	—
Change in valuation allowance	49,430
Income tax provision	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

December 31,
2021

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	—%
Change in valuation allowance	(21.0)%
Income tax provision	—%